Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments
December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.6%
	Aerospace & Defense — 2.9%
5,050	Huntington Ingalls Industries, Inc.	$1,266,944
9,200	Lockheed Martin Corp.	3,582,296
9,800	Northrop Grumman Corp.	3,370,906
		8,220,146
	Airlines — 2.8%
18,750	Alaska Air Group, Inc.	1,270,313
12,500	Copa Holdings SA, Class A	1,351,000
73,350	Delta Air Lines, Inc.	4,289,508
13,800	United Airlines Holdings, Inc.(a)	1,215,642
		8,126,463
	Banks — 10.9%
87,500	Citigroup, Inc.	6,990,375
76,200	First Horizon National Corp.	1,261,872
90,200	JPMorgan Chase & Co.	12,573,880
33,900	PNC Financial Services Group, Inc. (The)	5,411,457
86,600	U.S. Bancorp	5,134,514
		31,372,098
	Biotechnology — 5.6%
42,600	AbbVie, Inc.	3,771,804
16,850	Amgen, Inc.	4,062,029
11,350	Biogen, Inc.(a)	3,367,885
75,900	Gilead Sciences, Inc.	4,931,982
		16,133,700
	Capital Markets — 3.7%
7,550	Ameriprise Financial, Inc.	1,257,679
34,950	Legg Mason, Inc.	1,255,055
51,800	State Street Corp.	4,097,380
34,300	T. Rowe Price Group, Inc.	4,179,112
		10,789,226
	Chemicals — 0.9%
10,150	PPG Industries, Inc.	1,354,923
54,150	Valvoline, Inc.	1,159,351
		2,514,274
	Construction & Engineering — 0.5%
30,200	AECOM(a)	1,302,526
	Construction Materials — 0.4%
14,000	Eagle Materials, Inc.	1,269,240
	Consumer Finance — 4.0%
45,050	Capital One Financial Corp.	4,636,095
48,950	Discover Financial Services	4,151,939
90,800	Navient Corp.	1,242,144
37,700	OneMain Holdings, Inc.	1,589,055
		11,619,233
	Containers & Packaging — 1.4%
80,050	Ardagh Group SA	1,567,379
17,100	Crown Holdings, Inc.(a)	1,240,434
40,350	Silgan Holdings, Inc.	1,254,078
		4,061,891
	Diversified Consumer Services — 0.4%
53,750	H&R Block, Inc.	1,262,050
	Diversified Financial Services — 0.5%
56,200	AXA Equitable Holdings, Inc.	1,392,636

Shares		Fair Value
COMMON STOCKS — (continued)
	Diversified Telecommunication Services — 5.0%
148,100	AT&T, Inc.	$5,787,748
141,100	Verizon Communications, Inc.	8,663,540
		14,451,288
	Electric Utilities — 3.8%
21,950	Edison International	1,655,249
83,700	FirstEnergy Corp.	4,067,820
81,350	Southern Co. (The)	5,181,995
		10,905,064
	Electrical Equipment — 1.1%
32,350	Eaton Corp. PLC	3,064,192
	Electronic Equipment, Instruments & Components — 0.4%
9,950	SYNNEX Corp.	1,281,560
	Equity Real Estate Investment Trusts (REITS) — 4.8%
60,500	Brixmor Property Group, Inc.	1,307,405
63,550	Medical Properties Trust, Inc.	1,341,541
39,850	Omega Healthcare Investors, Inc.	1,687,647
49,100	Service Properties Trust	1,194,603
25,550	Spirit Realty Capital, Inc.	1,256,549
38,050	STORE Capital Corp.	1,416,982
155,000	VEREIT, Inc.	1,432,200
50,700	Welltower, Inc.	4,146,246
		13,783,173
	Food & Staples Retailing — 0.7%
17,750	Walmart, Inc.	2,109,410
	Food Products — 4.9%
81,850	General Mills, Inc.	4,383,886
14,300	Hershey Co. (The)	2,101,814
50,850	Kraft Heinz Co. (The)	1,633,811
48,450	Pilgrim’s Pride Corp.(a)	1,585,042
48,300	Tyson Foods, Inc., Class A	4,397,232
		14,101,785
	Health Care Providers & Services — 7.1%
23,500	Cigna Corp.	4,805,515
76,750	CVS Health Corp.	5,701,757
17,750	DaVita, Inc.(a)	1,331,783
29,900	HCA Healthcare, Inc.	4,419,519
7,350	Humana, Inc.	2,693,922
11,000	McKesson Corp.	1,521,520
		20,474,016
	Hotels, Restaurants & Leisure — 0.5%
28,150	Wyndham Destinations, Inc.	1,455,073
	Household Durables — 1.8%
23,728	DR Horton, Inc.	1,251,652
21,200	Lennar Corp., Class A	1,182,748
350	NVR, Inc.(a)	1,332,943
37,500	PulteGroup, Inc.	1,455,000
		5,222,343
	Household Products — 1.9%
13,150	Kimberly-Clark Corp.	1,808,783
28,400	Procter & Gamble Co. (The)	3,547,160
		5,355,943

See accompanying Notes to the Schedule of Portfolio Investments.

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Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — 3.6%
39,850	Allstate Corp. (The)	$4,481,133
20,800	First American Financial Corp.	1,213,056
90,800	MetLife, Inc.	4,628,076
		10,322,265
	IT Services — 0.9%
5,250	CACI International, Inc., Class A(a)	1,312,447
400	DXC Technology Co.	15,036
13,750	Leidos Holdings, Inc.	1,345,987
		2,673,470
	Machinery — 1.4%
9,700	Cummins, Inc.	1,735,912
15,400	Oshkosh Corp.	1,457,610
13,000	Timken Co. (The)	732,030
		3,925,552
	Media — 3.8%
134,400	Comcast Corp., Class A	6,043,968
49,450	Discovery, Inc., Class A(a)	1,618,993
56,650	Discovery, Inc., Class C(a)	1,727,259
12,450	Nexstar Media Group, Inc., Class A	1,459,763
		10,849,983
	Metals & Mining — 0.6%
14,550	Reliance Steel & Aluminum Co.	1,742,508
	Mortgage Real Estate Investment Trusts (REITS) — 0.5%
60,750	Starwood Property Trust, Inc.	1,510,245
	Multiline Retail — 1.7%
39,050	Target Corp.	5,006,601
	Multi-Utilities — 1.8%
62,250	Dominion Energy, Inc.	5,155,545
	Oil, Gas & Consumable Fuels — 6.8%
5,100	Chevron Corp.	614,601
23,950	HollyFrontier Corp.	1,214,505
221,050	Kinder Morgan, Inc./DE	4,679,629
72,800	Marathon Petroleum Corp.	4,386,200
40,850	Phillips 66	4,551,099
43,050	Valero Energy Corp.	4,031,633
		19,477,667
	Pharmaceuticals — 2.3%
78,750	Bristol-Myers Squibb Co.	5,054,963

Shares		Fair Value
COMMON STOCKS — (continued)
	Pharmaceuticals — (continued)
9,500	Jazz Pharmaceuticals PLC(a)	$1,418,160
		6,473,123
	Semiconductors & Semiconductor Equipment — 4.5%
65,050	Applied Materials, Inc.	3,970,652
81,350	Intel Corp.	4,868,797
13,700	Lam Research Corp.	4,005,880
		12,845,329
	Software — 1.2%
64,250	Oracle Corp.	3,403,965
	Specialty Retail — 1.3%
3,050	AutoZone, Inc.(a)	3,633,495
	Technology Hardware, Storage & Peripherals — 1.7%
12,750	Apple, Inc.	3,744,037
34,300	Xerox Holdings Corp.	1,264,641
		5,008,678
	Trading Companies & Distributors — 0.5%
8,150	United Rentals, Inc.(a)	1,359,175
	Total Common Stocks
	(Cost $249,284,495)	283,654,931

MONEY MARKET FUND — 1.3%
3,862,239	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	3,862,239
	Total Money Market Fund
	(Cost $3,862,239)	3,862,239
Total Investments — 99.9%
(Cost $253,146,734)		287,517,170
Net Other Assets (Liabilities) — 0.1%		334,792
NET ASSETS — 100.0%		$287,851,962

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund

December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as a “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$287,517,170	(a)	$—	$—	$287,517,170

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)

December 31, 2019 (Unaudited)

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

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